UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2000

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          FLETCHER INTERNATIONAL LIMITED
Address:       C/O HSBC TRUST CORPORATION (CAYMAN) LIMITED
               P.O. BOX 1109
               MARY STREET
               GRAND CAYMAN, CAYMAN ISLANDS, B.W.I.

Form 13F File Number: 28 -  ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          DENIS KIELY
Title:         DEPUTY CHIEF EXECUTIVE OFFICER
               OF FLETCHER ASSET MANAGEMENT, INC., AS INVESTMENT ADVISOR FOR
               FLETCHER INTERNATIONAL LIMITED
Phone:         (212) 284-4800

Signature, Place, and Date of Signing:

FLETCHER ASSET MANAGEMENT, INC., AS INVESTMENT ADVISOR FOR FLETCHER INTERNATIONAL LIMITED, BY:


/s/ DENIS KIELY
----------------------------   ----------------------     --------------------
    DENIS KIELY                  NEW YORK, NEW YORK          JANUARY 11, 2001
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- ____________________    FLETCHER ASSET MANAGEMENT, INC.




                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28- ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK        JANUARY 11, 2001
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1


Form 13F Information Table Entry Total:                       16


Form 13F Information Table Value Total:                       $1,251,499
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number            Name

    1        28-________________             FLETCHER INTERNATIONAL LIMITED


                                                          FORM 13F REPORT
                                                                                                                Item 8:
                                                                                                                Voting
                                                                                                              Authority
     Item 1:             Item 2:       Item 3:     Item 4:       Item 5:        Item 6:         Item 7:        (Shares)
----------------      -------------   ----------  ---------    -----------  ----------------    --------   -----------------
                                                    Fair         Shares
                                                    Market         or            (B)     (C)                      (B)
                                       CUSIP        Value        Principal (A)  Shared  Shared              (A)  Shared    (C)
  Name of Issuer      Title of Class   Number      (x$1000)      Amount    Sole Defined Other   Managers   Sole  Defined   None
-----------------    ---------------  ---------   ----------    ---------- ---- ------- ------  --------   ----  -------   ----
America Online
Inc.                 Common Stock      02364J104     234,900     6,750,000        X                1        X

Corning Inc.         Common Stock      219350105     216,531     4,100,000        X                1        X

Dow Chemical
Company              Common Stock      260543103      49,444     1,350,000        X                1        X

General
Electric Co.         Common Stock      369604103         652    PUT 13,600        X                1        X

Honeywell
International
Inc.                 Common Stock      438516106       4,902       103,600        X                1        X

Honeywell
International
Inc.                 Common Stock      438516106         828        17,500        X                         X

International
Business
Machines             Common Stock      459200101     280,500     3,300,000        X                1        X

Lucent
Technologies
Inc.                 Common Stock      549463107      25,002     1,852,000        X                1        X

Midcap SPDR TR       Unit Ser 1        595635103      81,295       861,400        X                1        X

Midcap SPDR TR       Unit Ser 1        595635103      15,591       165,200        X                         X

Navarre Corp.        Common Stock      639208107       1,230     1,125,000        X                1        X

Newpark
Resources Inc.       Common Stock      651718504       1,045       109,230        X                1        X

Pride Inter-
national Inc.        Common Stock      741932107       4,433       180,000        X                1        X

SPDR TR              Unit Ser 1        78462F103      21,961       167,400        X                1        X

SPDR TR              Unit Ser 1        78462F103       4,198        32,000        X                         X

State Street
Corp.                Common Stock      857477103     308,041     2,480,000        X                1        X